Cash flows from changes in working capital (Tables)	12 Months Ended
Mar. 31, 2024
Statement of cash flows [abstract]
Disclosure of Cash Flows from Changes in Working Capital

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Trade receivables	(62,704)	(92,896)	(70,374)
Other current receivables	(14,875)	(5,841)	4,350
Prepaid expenses	(2,220)	185	(225)
Changes in operating receivables	(79,799)	(98,552)	(66,249)
Trade payables	65,577	44,883	19,950
Other current liabilities	9,516	5,277	4,088
Accrued liabilities	1,349	10,302	(4,046)
Changes in operating payables	76,442	60,462	19,992
Cash flows used in working capital	(3,357)	(38,090)	(46,257)